GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	$ 3,581
Impairment loss recognised in profit or loss, goodwill	(484)
Goodwill, ending balance	3,097
Carlin [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	1,294
Impairment loss recognised in profit or loss, goodwill	0
Goodwill, ending balance	1,294
Cortez [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	899
Impairment loss recognised in profit or loss, goodwill	0
Goodwill, ending balance	899
Turquoise Ridge [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	722
Impairment loss recognised in profit or loss, goodwill	0
Goodwill, ending balance	722
Phoenix [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	119
Impairment loss recognised in profit or loss, goodwill	0
Goodwill, ending balance	119
Hemlo [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	63
Impairment loss recognised in profit or loss, goodwill	0
Goodwill, ending balance	63
Loulo-Gounkoto [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	484
Impairment loss recognised in profit or loss, goodwill	(484)
Goodwill, ending balance	$ 0